NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
NOTES PAYABLE
Schedule of Notes Payable
		June 30,	December 31,
		2024	2023
(2)	Note bearing interest at 18% due October 1, 2026	22,951	27,540
(3)	Secured Promissory Note bearing interest at 17.5% due February 28, 2026	1,779,337	1,988,793
(4)	Promissory Note bearing interest at 12%, due October 31, 2023	-	38,609
(5)	Convertible Note bearing interest at 12% due May 13, 2024	390,853	388,380
(6)	Convertible Note bearing interest at 12%, due October 31, 2024	559,709	569,391
(6)	Convertible Note bearing interest at 12%, due December 18, 2024	566,624	574,961
(7)	Convertible Note bearing interest at 12%, due December 19, 2024	79,116	80,722
(8)	Convertible Note bearing interest at 12%, due December 19, 2024	79,116	80,509
(5)	Convertible Note bearing interest at 12%, due December 28, 2024	124,079	114,781
(1)	Convertible Note bearing interest at 12%, due July 31, 2024	520,901	473,743
(9)	Promissory Note bearing interest at 15%, due December 26, 2024	2,348,330	2,000,000
(10)	Promissory Note bearing interest at 12%, due May 3, 2024	-	-
(11)	Convertible Note bearing interest at 12%, due February 1, 2025	56,462	-
(12)	Convertible Note bearing interest at 12%, due February 1, 2025	5,646	-
(13)	Convertible Note bearing interest at 16%, due February 26, 2025	423,754	-
(13)	Convertible Note bearing interest at 16%, due February 26, 2025	1,315,330	-
(6)	Promissory Note bearing interest at 16%, due June 30, 2024	207,803	-
(14)	Convertible Note bearing interest at 16%, due May 8, 2025	377,985	-
(15)	Promissory Note bearing interest at 12%, due February 14, 2024	181,104	-
(16)	Promissory Note bearing interest at 15%, due November 22, 2024	574,055	-
(1)	Promissory Note bearing interest at 12%, due July 31, 2024	402,710	-
	Total notes payable	10,015,865	6,337,429
	Less: Unamortized debt discounts	(161,109)	-
	Less: unamortized financing costs	(368,661)	(196,837)
	Total notes payable, net of financing costs	9,486,095	6,140,592
	Less current maturities	(6,543,511)	(4,720,455)
	Total Long-Term Debt	$2,942,584	$1,420,137

		December 31,	December 31,
		2023	2022
(1)	Convertible Note bearing interest at 12% due May, 2023	$-	$578,802
(2)	Note bearing interest at 15% due September 1, 2023	-	1,012,500
(2)	Note bearing interest at 15% due September 1, 2023	-	506,250
(3)	Note bearing interest at 18% due October 1, 2026	27,540	32,752
(4)	Secured Promissory Note bearing interest at 17.5% due February 28, 2026	1,988,793	1,960,965
(5)	Promissory Note bearing interest at 14%, due January 15, 2023	-	50,892
(6)	Promissory Note bearing interest at 14%, due September 1, 2023	-	329,227
(7)	Promissory Note bearing interest at 15%, due January 25, 2023	-	509,145
(8)	Promissory Note bearing interest at 15%, due September 1, 2023	-	255,490
(8)	Promissory Note bearing interest at 15%, due September 1, 2023	-	255,547
(9)	Convertible Note bearing interest at 15% due March 2024	-	-
(10)	Convertible Note bearing interest at 15% due June 14, 2024
(11)	Convertible Note bearing interest at 15% due June 14, 2024
(12)	Convertible Note bearing interest at 15% due July 24, 2024	-	-
(13)	Promissory Note bearing interest at 12%, due October 31, 2023	38,609	-
(14)	Convertible Note bearing interest at 12% due May 13, 2024	388,380
(15)	Convertible Note bearing interest at 12%, due October 31, 2024	569,391	-
(15)	Convertible Note bearing interest at 12%, due December 18, 2024	574,961
(16)	Convertible Note bearing interest at 12%, due December 19, 2024	80,722
(17)	Convertible Note bearing interest at 12%, due December 19, 2024	80,509
(14)	Convertible Note bearing interest at 12%, due December 28, 2024	114,781
(2)	Convertible Note bearing interest at 12%, due June 1, 2024	473,743
(18)	Promissory Note bearing interest at 15%, due December 26, 2024	2,000,000
	Total notes payable	6,337,429	5,491,570
	Less: Unamortized debt discounts	-	-
	Less: unamortized financing costs	(196,837)	(7,444)
	Total notes payable, net of financing costs	6,140,592	5,484,126
	Less current maturities	(4,720,455)	(4,034,865)
	Total Long-Term Debt	$1,420,137	$1,449,261